REVENUE RECOGNITION - Adjustments to income statement (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Cost of sales									905	687	317
Selling and marketing expense									293	189	67
Total operating costs and expenses									1,546	1,164	569
Equity income from investments in unconsolidated entities									4	5	4
Earnings before income taxes and noncontrolling interests									203	332	117
Income tax benefit (provision)									(26)	(60)	(41)
Net income attributable to common stockholders									$ 174	$ 270	$ 74
Earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.57	$ 0.27	$ 0.21	$ 0.35	$ 0.39	$ 0.16	$ 1.86	$ 0.37	$ 1.40	$ 2.67	$ 1.28
Diluted (in dollars per share)	$ 0.56	$ 0.27	$ 0.20	$ 0.35	$ 0.39	$ 0.16	$ 1.84	$ 0.37	$ 1.38	$ 2.65	$ 1.27
As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									$ 1,786	$ 1,356	$ 697
Selling and marketing expense									303	194	71
Total operating costs and expenses									1,567	1,171	569
Equity income from investments in unconsolidated entities											5
Earnings before income taxes and noncontrolling interests									197	324	116
Income tax benefit (provision)										(57)
Net income attributable to common stockholders									$ 168	$ 265	$ 73
Earnings per share attributable to common stockholders:
Basic (in dollars per share)									$ 1.36	$ 2.62	$ 1.28
Diluted (in dollars per share)									$ 1.34	$ 2.60	$ 1.26
Reclassification Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									$ (20)	$ (8)	$ 1
Selling and marketing expense									(9)	(5)	(4)
Total operating costs and expenses									(20)	(9)
Earnings before income taxes and noncontrolling interests										1	1
Net income attributable to common stockholders										1	1
BCD Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									5	9
Selling and marketing expense									1	2
Total operating costs and expenses									1	4
Equity income from investments in unconsolidated entities											(1)
Earnings before income taxes and noncontrolling interests									4	5	(1)
Income tax benefit (provision)										(2)
Net income attributable to common stockholders									4	3	(1)
Other Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues											1
Selling and marketing expense									(2)	(2)
Total operating costs and expenses									(2)	(2)
Earnings before income taxes and noncontrolling interests									2	2	1
Income tax benefit (provision)										(1)
Net income attributable to common stockholders									2	1	1
Service and membership related
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									506	457	425
Cost of sales									165	125	106
Service and membership related | As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues										454	421
Cost of sales									158	118	100
Service and membership related | Reclassification Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues										3	3
Cost of sales									7	7	6
Service and membership related | Other Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues											1
Vacation ownership products
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									464	313	27
Cost of sales									90	101	20
Vacation ownership products | As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									465	306	28
Cost of sales										99
Vacation ownership products | Reclassification Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									(6)	(2)	(1)
Vacation ownership products | BCD Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									5	9
Cost of sales										2
Rental and ancillary services
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									386	265	91
Cost of sales									295	183	40
Rental and ancillary services | As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cost of sales									299	185	41
Rental and ancillary services | Reclassification Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cost of sales									(4)	(2)	(1)
Consumer financing
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									89	57	5
Cost of sales									29	13
Cost reimbursements
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									326	265	151
Cost of sales									326	265	151
Cost reimbursements | As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									340	274	152
Cost of sales									340	274	152
Cost reimbursements | Reclassification Adjustments
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues									(14)	(9)	(1)
Cost of sales									$ (14)	$ (9)	$ (1)